SUBSEQUENT EVENTS (Details) - Subsequent Events shares in Millions, $ in Millions	Feb. 16, 2022 shares	Feb. 08, 2022 shares	Feb. 04, 2022 USD ($) aircraft	Jan. 27, 2022 USD ($) item	Jan. 12, 2022 USD ($) aircraft
RSUs
Subsequent Event [Line Items]
Number of RSU's granted | shares	4.5	1.9
Vesting period	3 years	3 years
Air Partner
Subsequent Event [Line Items]
Number of locations where acquisition is made | item				18
Purchase price in cash				$ 107.0
Alante Air
Subsequent Event [Line Items]
Purchase price in cash			$ 14.6
Number of additional aircrafts to be acquired | aircraft			12
Textron Financial Corporation
Subsequent Event [Line Items]
Number of aircrafts to be acquired | aircraft					32
Negotiated purchase price					$ 65.0